Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties
Schedule of details of balances with related parties

	Thousands of Euros
	31/12/2017	31/12/2016

Receivables from associates (note 13)	3,219	133
Trade payables associates	(4,583)	(4,221)
Loans to associates (note 11)	26,654	15,994
Debts with associates	—	—
Debts with key management personnel	(6,164)	(6,662)
Payables to members of the board of directors	(463)	—
Payables to other related parties	(9,187)	(8,473)

	9,476	(3,229)

Schedule of group transactions with related parties

Group transactions with related parties during 2015 were as follows:

	Thousands of Euros
	Associates	Key management personnel	Other related parties	Board of directors of the Company

Net sales	317	—	—	—
Other service expenses	(361)	—	(6,938)	(845)
Operating lease expense	—	—	(4,900)	—
Remuneration	—	(9,447)	—	(3,443)
R&D agreements	(18,400)	—	—	—
Purchase of Fixed Assets	—	—	(276,457)	—
Sale of Fixed Assets	—	—	12,000	—
Finance Income	1,916	—	—	—

	(16,528)	(9,447)	(276,295)	(4,288)

Group transactions with related parties during 2016 were as follows:

	Thousands of Euros
	Associates	Key management personnel	Other related parties	Board of directors of the Company

Net sales	193	—	—	—
Purchases	(35,569)	—	—	—
Other service expenses	(7,591)	—	(5,325)	(905)
Operating lease expense	—	—	(5,281)	—
Remuneration	—	(10,287)	—	(3,668)
R&D agreements	(10,188)	—	—	—
Finance Income	1,946	—	—	—

	(51,209)	(10,287)	(10,606)	(4,573)

Group transactions with related parties during 2017 are as follows:

	Thousands of Euros
	Associates	Key management personnel	Other related parties	Board of directors of the Company

Net sales	3,009	—	—	—
Purchases	(68,335)	—	—	—
Other service expenses	(11,798)	—	(7,100)	(939)
Operating lease expense	—	—	(5,426)	—
Remuneration	—	(13,672)	—	(5,755)
R&D agreements	(164)	—	—	—
Finance Income	152	—	—	—

	(77,136)	(13,672)	(12,526)	(6,694)